Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Legal proceedings:
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company’s customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

The Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Environmental Liabilities:
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.